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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                              February 28

Date of reporting period:                                     May 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Prime Rate Trust

The schedules are not audited.

ING Prime Rate Trust			PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited)

Senior Loans*: 191.3%
Principal Amount		Borrower/Term Loan Description	Moody’s	S&P	Value
Aerospace & Defense: 2.6%
		Arinc, Inc.	Ba3	BB
$980,000		Term Loan, 6.980%-7.110%,
		maturing March 10, 2011			$981,225
	(2)	Delta Air Lines, Inc.	Ba3	B+
2,000,000		Debtor in Possession Term Loan, 10.023%,
		maturing March 16, 2008			2,057,350
		Dyncorp, Inc.	B2	B+
3,961,654		Term Loan, 7.438%-7.813%,
		maturing February 11, 2011			4,002,923
		Hexcel Corporation	Ba3	BB-
1,233,333		Term Loan, 6.750%-6.938%,
		maturing March 01, 2012			1,240,271
		IAP Worldwide Services, Inc.	B2	B+
997,500		Term Loan, 8.000%,
		maturing December 30, 2012			1,007,475
		K&F Industries, Inc.	B2	B+
4,562,500		Term Loan, 7.030%-7.090%,
		maturing November 18, 2012			4,606,702
		Spirit Aerosystems, Inc.	B1	BB-
1,157,917		Term Loan, 7.318%,
		maturing December 31, 2011			1,172,391
		Standard Aero Holdings, Inc.	B2	B+
1,260,684		Term Loan, 6.960%-7.350%,
		maturing August 20, 2012			1,260,684
		Transdigm, Inc.	B1	B+
1,955,100		Term Loan, 7.331%, maturing July 22, 2010			1,965,792
		United Air Lines, Inc.	B1	B+
625,000		Term Loan, 8.875%,
		maturing February 01, 2012			634,531
3,375,000		Term Loan, 8.625%,
		maturing February 01, 2012			3,426,469
		US Airways Group, Inc.	B2	B
4,000,000		Term Loan, 8.593%, maturing March 31, 2011			4,047,000
		Wyle Holdings, Inc.	NR	B+
1,897,200		Term Loan, 7.880%, maturing January 28, 2011			1,928,030
					28,330,841
Automobile: 7.7%
		Accuride Corporation	B1	B+
6,030,909		Term Loan, 6.938%, maturing January 31, 2012			6,082,926
		Avis Budget Holdings, LLC	Ba2	BBB-
3,000,000		Term Loan, 6.350%, maturing April 19, 2012			2,995,179
	(2)	Collins & Aikman Products Company	NR	NR
1,959,834		Debtor in Possession Term Loan,
		7.938%-8.063%, maturing May 17, 2007			1,977,800
	(2)	Dana Corporation	B3	BB-
3,200,000		Debtor in Possession Term Loan, 7.220%,
		maturing April 13, 2008			3,212,000
		Dura Operating Corporation	B3	B
5,200,000		Term Loan, 8.831%, maturing May 03, 2011			5,278,000

See Accompanying Notes to Financial Statements

ING Prime Rate Trust			PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount		Borrower/Term Loan Description	Moody’s	S&P	Value
Automobile: (continued)
	(2)	Federal-Mogul Corporation	NR	BBB+
$1,500,000		Debtor in Possession Term Loan, 7.188%,
		maturing December 09, 2006			$1,505,625
2,620,000		Revolver, 7.313%-7.438%,
		maturing December 09, 2006			2,626,550
		Goodyear Tire & Rubber Company	Ba3	BB
5,500,000		Term Loan, 6.690%, maturing April 30, 2010			5,536,669
		Goodyear Tire & Rubber Company	B2	B+
9,400,000		Term Loan, 7.954%, maturing April 30, 2010			9,484,600
		Hertz Corporation	Ba2	BB
1,027,778		Term Loan, 7.180%,
		maturing December 21, 2012			1,033,658
6,632,427		Term Loan, 7.090%-7.410%,
		maturing December 21, 2012			6,670,371
		Keystone Automotive Industries, Inc.	B2	B+
1,181,773		Term Loan, 6.997%-7.420%,
		maturing October 30, 2009			1,183,988
1,496,250		Term Loan, 7.465%, maturing October 30, 2010			1,499,055
		Lear Corporation	B2	B+
4,400,000		Term Loan, 7.570%, maturing April 25, 2012			4,380,750
		Motorsport Aftermarket Group, Inc.	B2	B
1,996,485		Term Loan, 7.980%,
		maturing December 15, 2011			2,007,716
	(2)	RJ Tower Corporation	Ba3	BBB
4,000,000		Debtor in Possession Term Loan, 8.250%,
		maturing February 02, 2007			4,081,668
		Safelite Glass Corporation	B3	B+
4,218,047		Term Loan, 8.960%,
		maturing September 30, 2007			4,165,321
12,002,085		Term Loan, 9.460%,
		maturing September 30, 2007			11,852,059
		Tenneco Automotive, Inc.	Ba3	BB-
1,129,257		Term Loan, 7.190%,
		maturing December 12, 2010			1,138,997
		TRW Automotive Acquisitions Corporation	Ba2	BB+
2,416,275		Term Loan, 6.250%, maturing June 30, 2012			2,422,652
		United Components, Inc.	B2	BB-
2,531,667		Term Loan, 7.410%, maturing June 30, 2010			2,541,160
		Visteon Corporation	B1	B+
2,000,000		Term Loan, 9.180%, maturing June 20, 2007			2,010,500
					83,687,244
Beverage, Food & Tobacco: 4.7%
		Bumble Bee Foods, LLC	Ba3	B+
1,200,000		Term Loan, 6.824%-7.039%,
		maturing May 02, 2012			1,208,250
		Commonwealth Brands, Inc.	B1	B+
8,580,000		Term Loan, 7.438%,
		maturing December 22, 2012			8,643,277
		Constellation Brands, Inc.	Ba2	BB
13,698,611		Term Loan, 6.313%-6.375%,
		maturing November 30, 2011			13,764,543

See Accompanying Notes to Financial Statements

ING Prime Rate Trust		PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Beverage, Food & Tobacco: (continued)
	Dole Food Company, Inc.	Ba3	B+
$232,558	Term Loan, 4.920%, maturing April 12, 2013			$231,377
523,256	Term Loan, 6.875%-8.750%,
	maturing April 12, 2013			520,599
1,744,186	Term Loan, 6.875%-8.750%,
	maturing April 12, 2013			1,735,329
	Gate Gourmet Borrower, LLC	B2	B-
169,681	Term Loan, 7.000%, maturing March 09, 2012			171,377
557,445	Term Loan, 7.640%, maturing March 09, 2012			563,019
	Golden State Foods Corporation	B1	B+
3,920,000	Term Loan, 6.876%,
	maturing February 28, 2011			3,951,850
	Keystone Foods Holdings, LLC	Ba3	B+
4,118,706	Term Loan, 6.750%-6.875%,
	maturing June 16, 2011			4,172,764
	Le-Natures, Inc.	B1	B
309,224	Term Loan, 7.280%-10.000%,
	maturing June 23, 2010			311,156
688,262	Term Loan, 7.880%-10.000%,
	maturing June 23, 2010			692,564
	Michael Foods, Inc.	B1	B+
3,651,006	Term Loan, 6.671%-7.032%,
	maturing November 21, 2010			3,675,348
	Nutro Products, Inc.	B1	B
800,000	Term Loan, 7.023%, maturing April 26, 2013			801,500
	Pierre Foods, Inc.	B1	B+
3,566,667	Term Loan, 6.060%, maturing June 30, 2010			3,592,304
	Southern Wine & Spirits of America, Inc.	Ba3	BB+
3,195,000	Term Loan, 6.480%, maturing May 31, 2012			3,216,467
	Sturm Foods, Inc.	B2	B+
1,488,750	Term Loan, 9.750%, maturing May 26, 2011			1,512,012
	Sturm Foods, Inc.	B3	B-
500,000	Term Loan, 14.000%, maturing May 26, 2012			508,750
	WM. Bolthouse Farms, Inc.	B2	B+
2,493,750	Term Loan, 7.370%,
	maturing December 16, 2012			2,522,585
				51,795,071
Buildings & Real Estate: 9.3%
	Atrium Companies, Inc.	B2	B
2,861,095	Term Loan, 8.230%-8.830%,
	maturing December 28, 2011			2,865,267
	Builders Firstsource, Inc.	B1	BB-
888,889	Term Loan, 7.490%, maturing August 11, 2011			891,111
	Building Materials Holding Corporation	Ba2	BB
1,945,000	Term Loan, 6.730%, maturing June 30, 2010			1,958,372
	Capital Automotive REIT	Ba1	BB+
11,999,407	Term Loan, 6.780%,
	maturing December 16, 2010			12,061,276
	Champion Home Builders Company	B1	B+
875,000	Term Loan, 4.879%,
	maturing October 31, 2012			885,938
995,000	Term Loan, 7.593%, maturing October 31, 2012			1,007,438

See Accompanying Notes to Financial Statements

ING Prime Rate Trust		PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Buildings & Real Estate: (continued)
	Contech Construction Products, Inc.	B1	B+
$1,750,000	Term Loan, 6.800%-7.220%,
	maturing January 31, 2013			$1,761,485
	Custom Building Products, Inc.	B1	B+
4,971,666	Term Loan, 7.210%-7.341%,
	maturing October 29, 2011			5,025,524
	Euramax International, Inc.	B2	B
633,895	Term Loan, 7.688%, maturing June 29, 2012			639,838
	Headwaters, Inc.	B1	BB-
3,619,713	Term Loan, 7.080%, maturing April 30, 2011			3,642,337
	Hearthstone Housing Partners II, LLC	NR	NR
3,708,824	Revolver, 7.091%, maturing December 01, 2007			3,699,552
	Lion Gables Realty, L.P.	Ba2	BB+
8,506,705	Term Loan, 6.820%-6.86%,
	maturing September 30, 2006			8,528,856
	Macerich Partnership, L.P.	NR	BB+
1,500,000	Term Loan, 6.563%, maturing April 25, 2010			1,504,688
	Maguire Properties, Inc.	Ba2	BB
1,622,222	Term Loan, 6.830%, maturing March 15, 2010			1,633,781
	Masonite International Corporation	B2	BB-
4,945,787	Term Loan, 6.979%-7.108%,
	maturing April 05, 2013			4,920,584
4,954,213	Term Loan, 6.979%-7.108%,
	maturing April 05, 2013			4,928,966
	NCI Building Systems, Inc.	Ba2	BB
2,393,767	Term Loan, 6.710%, maturing June 18, 2010			2,404,988
	Newkirk Master, L.P.	Ba2	BB+
1,240,034	Term Loan, 6.834%, maturing August 11, 2008			1,248,948
1,073,643	Term Loan, 6.834%, maturing August 11, 2008			1,081,360
	Nortek, Inc.	B2	B
8,052,214	Term Loan, 6.690%, maturing August 27, 2011			8,094,995
	PGT Industries, Inc.	B2	B+
2,623,638	Term Loan, 8.130%,
	maturing February 14, 2012			2,643,316
	PLY Gem Industries, Inc.	B1	BB-
181,999	Revolver, 7.210%-7.350%,
	maturing February 12, 2009			174,719
250,000	Term Loan, 7.590%, maturing August 15, 2011			251,250
3,750,000	Term Loan, 7.210%-7.350%,
	maturing August 15, 2011			3,768,750
	Shea Capital I, LLC	Ba2	BB-
1,000,000	Term Loan, 7.150%,
	maturing October 27, 2011			1,002,500
	Spanish Peaks, LLC	B1	B+
287,541	Term Loan, 4.879%, maturing August 09, 2011			288,799
282,711	Term Loan, 7.640%-7.880%,
	maturing August 09, 2011			283,948
	St. Marys Cement, Inc.	B1	BB-
5,383,618	Term Loan, 6.527%,
	maturing December 04, 2009			5,467,737

See Accompanying Notes to Financial Statements

ING Prime Rate Trust		PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Buildings & Real Estate: (continued)
	Trizec Properties, Inc.	NR	BB+
$12,400,000	Term Loan, 6.525%, maturing May 02, 2007			$12,393,230
	Trustreet Properties, Inc.	Ba3	BB
4,000,000	Term Loan, 7.023%, maturing April 08, 2010			4,030,000
	Yellowstone Mountain Club	B1	BB-
2,388,000	Term Loan, 7.466%,
	maturing September 30, 2010			2,395,090
				101,484,641
Cargo Transport: 2.0%
	Baker Tanks, Inc.	B2	B
1,990,000	Term Loan, 7.200%-7.593%,
	maturing November 22, 2012			2,012,388
	Gainey Corporation	B2	BB-
800,000	Term Loan, 7.760%-7.840%,
	maturing April 20, 2012			813,000
	Helm Holding Corporation	B2	B+
986,489	Term Loan, 7.610%-7.660%,
	maturing July 08, 2011			997,896
	Horizon Lines, LLC	B2	B
2,456,250	Term Loan, 7.340%, maturing July 07, 2011			2,477,742
	Kenan Advantage Group, Inc.	B3	B+
997,500	Term Loan, 7.979%,
	maturing December 16, 2011			1,008,722
	Neoplan USA Corporation	NR	NR
1,867,500	Revolver, 8.536%, maturing June 30, 2006			1,867,500
5,306,058	Term Loan, 10.036%, maturing June 30, 2006			5,306,058
	Pacer International, Inc.	Ba3	BB
976,294	Term Loan, 6.625%-8.500%,
	maturing June 10, 2010			984,837
	Railamerica, Inc.	Ba3	BB
366,016	Term Loan, 7.250%,
	maturing September 29, 2011			370,592
3,096,301	Term Loan, 7.250%,
	maturing September 29, 2011			3,135,005
	Transport Industries, L.P.	B2	B+
1,212,455	Term Loan, 7.563%-7.813%,
	maturing September 30, 2011			1,226,096
	United States Shipping, LLC	Ba3	BB-
1,882,261	Term Loan, 6.979%, maturing April 30, 2010			1,888,143
				22,087,977
Cellular: 3.9%
	Cellular South, Inc.	Ba3	B+
1,965,000	Term Loan, 6.715%-8.500%,
	maturing May 04, 2011			1,980,966
	Centennial Cellular Operating Company	B2	B
10,085,631	Term Loan, 7.210%-7.570%,
	maturing February 09, 2011			10,161,273
	Cricket Communications, Inc.	B1	B-
11,356,250	Term Loan, 7.479%, maturing January 10, 2011			11,405,933

See Accompanying Notes to Financial Statements

ING Prime Rate Trust		PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Cellular: (continued)
	IWO Holdings, Inc.	Baa2	A-
$3,175,000	Floating Rate Note, 8.818%,
	maturing January 15, 2012			$3,294,063
	Nextel Partners Operating Corporation	Ba1	BBB-
5,909,091	Term Loan, 6.320%, maturing May 31, 2012			5,917,706
	Ntelos, Inc.	B2	B
4,443,750	Term Loan, 7.350%, maturing August 24, 2011			4,460,970
	Rogers Wireless, Inc.	Ba2	BB
2,500,000	Floating Rate Note, 8.035%,
	maturing December 15, 2010			2,578,125
	Rural Cellular Corporation	B2	B-
2,500,000	Floating Rate Note, 9.410%,
	maturing March 15, 2010			2,550,000
				42,349,035
Chemicals, Plastics & Rubber: 11.2%
	Basell Finance Company	Ba3	B+
833,333	Term Loan, 7.727%,
	maturing September 07, 2013			847,569
166,667	Term Loan, 7.727%,
	maturing September 07, 2013			169,514
833,333	Term Loan, 8.227%,
	maturing September 07, 2014			847,569
166,667	Term Loan, 8.227%,
	maturing September 07, 2014			169,514
	Brenntag Holdings GMBH & Co. KG	B2	B+
1,178,182	Term Loan, 7.440%, maturing January 17, 2014			1,194,087
3,621,818	Term Loan, 7.440%, maturing January 17, 2014			3,670,713
	Celanese, AG	B1	BB-
5,625,000	Term Loan, 5.069%, maturing April 06, 2009			5,674,219
5,692,104	Term Loan, 6.979%, maturing April 06, 2011			5,725,545
	Columbian Chemicals Company	Ba3	BB-
600,000	Term Loan, 6.688%, maturing March 16, 2013			601,875
	Covalence Specialty Materials Corporation	Ba3	B+
1,957,143	Term Loan, 7.080%, maturing May 18, 2013			1,960,202
	Covalence Specialty Materials Corporation	B2	B-
500,000	Term Loan, 8.375%, maturing August 16, 2013			505,625
	Hawkeye Renewables, LLC	B2	B
2,500,000	Term Loan, 7.835%, maturing January 31, 2012			2,497,658
	Hercules, Inc.	Ba1	BB
4,201,472	Term Loan, 6.479%-6.528%,
	maturing October 08, 2010			4,231,013
	Hexion Specialty Chemicals, Inc.	B2	B+
5,422,154	Term Loan, 7.125%, maturing May 05, 2013			5,420,462
1,177,846	Term Loan, 7.125%, maturing May 05, 2013			1,177,479
1,200,000	Term Loan, 2.000%, maturing May 15, 2013			1,199,626
	Huntsman International, LLC	Ba3	BB-
21,339,473	Term Loan, 6.831%, maturing August 16, 2012			21,374,491

See Accompanying Notes to Financial Statements

ING Prime Rate Trust		PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber: (continued)
	Ineos US Finance, LLC	Ba3	B+
$2,800,000	Term Loan, 7.339%,
	maturing December 16, 2012			$2,830,450
3,000,000	Term Loan, 7.339%,
	maturing December 16, 2013			3,041,250
3,000,000	Term Loan, 7.839%,
	maturing December 16, 2013			3,041,250
	Innophos, Inc.	B2	B
1,291,364	Term Loan, 7.120%-7.350%,
	maturing August 13, 2010			1,303,202
	ISP Chemco, Inc.	Ba3	BB-
3,500,000	Term Loan, 6.938%, maturing February 16, 2013			3,519,415
	Johnson Diversey, Inc.	B1	B
5,933,679	Term Loan, 7.580%-7.630%,
	maturing December 16, 2011			5,991,533
	Kraton Polymers, LLC	B1	B+
1,800,000	Term Loan, 7.000%-7.125%,
	maturing May 12, 2013			1,827,000
	Nalco Company	B1	BB-
14,843,812	Term Loan, 6.480%-6.820%,
	maturing November 04, 2010			14,916,175
	Polypore, Inc.	B2	B
6,971,824	Term Loan, 7.980%,
	maturing November 12, 2011			7,047,350
	PQ Corporation	B1	B+
2,475,000	Term Loan, 7.000%,
	maturing February 11, 2012			2,497,688
	Rockwood Specialties Group, Inc.	B1	B+
16,458,750	Term Loan, 7.126%,
	maturing December 13, 2013			16,593,761
	Supresta, LLC	B1	B
2,187,520	Term Loan, 8.210%, maturing July 20, 2011			2,184,785
				122,061,018
Containers, Packaging & Glass: 6.5%
	Berry Plastics Corporation	B1	B+
5,955,000	Term Loan, 6.840%,
	maturing December 02, 2011			5,992,219
	Boise Cascade Corporation	Ba3	BB
6,220,238	Term Loan, 6.750%,
	maturing October 29, 2011			6,260,172
	BWAY Corporation	B1	B+
1,102,000	Term Loan, 7.313%, maturing June 30, 2011			1,114,398
	Graham Packaging Company, L.P.	B2	B
14,353,536	Term Loan, 6.938%-7.250%,
	maturing October 07, 2011			14,441,753
	Graphic Packaging International, Inc.	B1	B+
9,653,154	Term Loan, 7.137%-7.750%,
	maturing August 08, 2010			9,758,306
	Intertape Polymer Group, Inc.	Ba3	B+
2,708,750	Term Loan, 6.800%-7.140%,
	maturing July 28, 2011			2,748,818

See Accompanying Notes to Financial Statements

ING Prime Rate Trust		PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Containers, Packaging & Glass: (continued)
	Owens-Illinois Group, Inc.	B1	BB-
$3,153,614	Term Loan, 6.850%, maturing April 01, 2008			$3,157,556
	Pro Mach, Inc.	B1	B
2,500,000	Term Loan, 7.360%,
	maturing December 01, 2011			2,532,813
	Smurfit-Stone Container Corporation	Ba3	B+
9,376,513	Term Loan, 7.125%-7.375%,
	maturing November 01, 2011			9,442,280
3,180,923	Term Loan, 7.125%-7.313%,
	maturing November 01, 2011			3,203,234
	Solo Cup, Inc.	B2	B+
9,286,250	Term Loan, 7.479%-7.610%,
	maturing February 27, 2011			9,372,343
	Xerium Technologies, Inc.	B1	B+
3,562,698	Term Loan, 7.229%, maturing May 18, 2012			3,564,925
				71,588,816
Data and Internet Services: 4.0%
	Activant Solutions, Inc.	B2	B
1,000,000	Term Loan, 7.188%, maturing May 01, 2013			1,003,438
	Affiliated Computer Services, Inc.	Ba2	BB+
1,095,000	Term Loan, 6.581%, maturing March 20, 2013			1,098,765
	Aspect Software, Inc.	B2	B+
1,500,000	Term Loan, 7.438%,
	maturing September 22, 2010			1,507,500
	iPayment, Inc.	B2	B
3,000,000	Term Loan, 7.330%-7.343%,
	maturing May 10, 2013			3,015,000
	Sungard Data Systems, Inc.	B1	B+
28,752,500	Term Loan, 7.660%, maturing February 11, 2013			28,971,738
	Transaction Network Services, Inc.	Ba3	BB-
3,088,853	Term Loan, 6.890%, maturing May 04, 2012			3,096,575
	Worldspan, L.P.	B2	B
5,279,948	Term Loan, 7.688%-7.938%,
	maturing February 11, 2010			5,275,001
				43,968,016
Diversified Natural Resources, Precious Metals & Minerals: 3.4%
	Georgia-Pacific Corporation	Ba2	BB-
32,319,000	Term Loan, 6.880%-6.979%,
	maturing December 20, 2012			32,412,434
	Georgia-Pacific Corporation	Ba3	B+
4,500,000	Term Loan, 7.880%-8.081%,
	maturing December 20, 2013			4,564,256
				36,976,690
Diversified / Conglomerate Manufacturing: 4.5%
	Aearo Technologies, Inc.	B2	B
1,600,000	Term Loan, 7.450%, maturing March 24, 2013			1,618,333
	Aearo Technologies, Inc.	Caa1	CCC+
1,200,000	Term Loan, 11.450%,
	maturing September 24, 2013			1,226,250

See Accompanying Notes to Financial Statements

ING Prime Rate Trust		PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Diversified / Conglomerate Manufacturing: (continued)
	Axia, Inc.	B2	B
$1,496,250	Term Loan, 8.230%,
	maturing December 21, 2012			$1,499,991
	Brand Services, Inc.	B2	B
3,117,721	Term Loan, 7.979%-8.227%,
	maturing January 15, 2012			3,134,610
	Chart Industries, Inc.	B1	B+
2,833,334	Term Loan, 7.125%-7.188%,
	maturing October 17, 2012			2,868,751
	Cinram International, Inc.	B1	BB-
4,000,000	Term Loan, 6.826%, maturing May 02, 2011			4,002,500
	Dayco Products, LLC	B1	BB
1,443,844	Term Loan, 7.710%-8.320%,
	maturing June 23, 2011			1,462,344
	Dresser Rand, Inc.	B1	B+
760,402	Term Loan, 6.778%-7.110%,
	maturing October 29, 2007			768,125
	Dresser, Inc.	Ba3	B+
942,814	Term Loan, 7.600%, maturing April 10, 2009			956,956
	Flowserve Corporation	Ba3	BB-
3,784,293	Term Loan, 6.500%-6.750%,
	maturing August 10, 2012			3,806,170
	Gentek, Inc.	B2	B+
2,348,141	Term Loan, 7.160%-7.420%,
	maturing February 28, 2011			2,371,256
	Goodman Global Holdings, Inc.	B1	B+
1,774,286	Term Loan, 6.938%,
	maturing December 23, 2011			1,782,417
	Mueller Group, Inc.	B2	B+
9,950,000	Term Loan, 7.229%-9.250%,
	maturing October 03, 2012			10,049,500
	Norcross Safety Products, LLC	B1	BB-
992,413	Term Loan, 6.823%-9.000%,
	maturing June 30, 2012			999,856
	Sensata Technologies, B.V.	B1	BB-
4,200,000	Term Loan, 6.860%, maturing April 27, 2013			4,201,688
	Sensus Metering Systems, Inc.	B2	B+
1,582,609	Term Loan, 6.720%-7.080%,
	maturing December 17, 2010			1,590,522
210,217	Term Loan, 6.940%-7.080%,
	maturing December 17, 2010			211,268
	Springs Window Fashions, LLC	B1	B+
997,500	Term Loan, 7.750%,
	maturing December 30, 2012			1,012,463
	Universal Compression, Inc.	Ba2	BB
2,965,037	Term Loan, 6.480%,
	maturing February 15, 2012			2,985,422
	Walter Industries, Inc.	Ba3	B+
1,448,211	Term Loan, 6.979%-7.130%,
	maturing October 03, 2012			1,461,108
	Waterpik Technologies, Inc.	B1	BB-
1,500,000	Term Loan, 7.400%, maturing June 30, 2013			1,511,250
				49,520,780

See Accompanying Notes to Financial Statements

ING Prime Rate Trust		PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Diversified / Conglomerate Service: 4.6%
	Affinion Group	B1	B+
$3,720,930	Term Loan, 7.831%-7.921%,
	maturing October 17, 2012			$3,745,931
	Carey International, Inc.	B3	B-
1,231,250	Term Loan, 8.938%-10.750%,
	maturing May 11, 2012			1,225,094
	CCC Information Services, Inc.	B1	B
1,000,000	Term Loan, 7.580%, maturing February 10, 2013			1,007,917
	Fidelity National Information Solutions, Inc.	Ba1	BB+
25,869,543	Term Loan, 6.830%, maturing March 09, 2013			25,940,271
	Iron Mountain, Inc.	B2	BB-
6,912,500	Term Loan, 6.844%-8.500%,
	maturing April 02, 2011			6,974,422
2,246,140	Term Loan, 7.000%, maturing April 02, 2011			2,263,454
	Mitchell International, Inc.	B1	B+
700,411	Term Loan, 6.981%, maturing August 15, 2011			706,102
	US Investigations Services, LLC	B2	B+
4,439,693	Term Loan, 7.430%, maturing October 14, 2012			4,492,414
	Vertafore, Inc.	B1	B+
1,069,750	Term Loan, 7.593%-7.727%,
	maturing January 31, 2012			1,077,773
	Vertafore, Inc.	B3	CCC+
875,000	Term Loan, 10.980-11.227%,
	maturing January 31, 2013			881,563
	Workflow Management	B2	BB-
1,975,000	Term Loan, 9.126%, maturing November 30, 2011			1,994,750
				50,309,690
Ecological: 1.9%
	Allied Waste North America, Inc.	B1	BB
7,470,022	Term Loan, 6.480%-6.860%,
	maturing January 15, 2012			7,478,582
3,191,130	Term Loan, 6.579%,
	maturing January 15, 2012			3,194,031
	Envirosolutions, Inc.	B2	B-
2,750,000	Term Loan, 8.390%-8.545%,
	maturing July 07, 2012			2,779,219
	IESI Corporation	B1	BB
1,800,000	Term Loan, 6.818%-6.939%,
	maturing January 14, 2012			1,814,625
	Wastequip, Inc.	B2	B
1,533,590	Term Loan, 7.229-7.380%, maturing July 15, 2011			1,537,424
	Wastequip, Inc.	B3	CCC+
500,000	Term Loan, 10.479%, maturing July 15, 2012			502,500
	WCA Waste Systems, Inc.	B2	B
3,465,000	Term Loan, 7.980%, maturing April 28, 2011			3,469,331
				20,775,712
Electronics: 1.8%
	Decision One Corporation	NR	NR
1,498,780	Term Loan, 12.000%, maturing April 15, 2010			1,498,780

See Accompanying Notes to Financial Statements

ING Prime Rate Trust		PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Electronics: (continued)
	Eastman Kodak Company	B1	B+
$5,803,228	Term Loan, 7.180%-7.439%,
	maturing October 18, 2012			$5,831,257
	Invensys International Holdings, Ltd.	Ba3	B+
556,338	Term Loan, 8.501%,
	maturing September 05, 2009			559,119
	ON Semiconductor Corporation	B2	B+
5,910,297	Term Loan, 7.230%,
	maturing December 15, 2011			5,957,396
	Serena Software, Inc.	B1	B
4,400,000	Term Loan, 7.410%, maturing March 11, 2013			4,428,415
	SI International, Inc.	B1	B+
1,123,557	Term Loan, 6.970%, maturing February 09, 2011			1,129,175
				19,404,143
Farming & Agriculture: 0.6%
	AGCO Corporation	Ba1	BB+
4,528,333	Term Loan, 6.729%, maturing March 31, 2008			4,567,956
	Vicar Operating, Inc.	Ba3	BB-
2,498,296	Term Loan, 6.625%, maturing May 16, 2011			2,523,279
				7,091,235
Finance: 2.3%
	Ameritrade Holding Corporation	Ba1	BB
6,000,000	Term Loan, 6.600%,
	maturing December 31, 2012			6,002,250
	LPL Holdings, Inc.	B2	B
4,987,500	Term Loan, 7.960%-8.229%,
	maturing June 28, 2013			5,043,609
	Nasdaq Stock Market, Inc.	Ba3	BB+
5,222,583	Term Loan, 6.827-6.971%,
	maturing April 18, 2012			5,223,398
3,027,417	Term Loan, 6.830%-7.030%,
	maturing April 18, 2012			3,027,889
	Rent-A-Center, Inc.	Ba2	BB+
5,895,000	Term Loan, 6.410%-6.670%,
	maturing June 30, 2010			5,937,739
				25,234,885
Foreign Cable, Foreign TV, Radio and Equipment: 0.2%
	UPC Financing Partnership	B1	B
1,000,000	Term Loan, 4.986%, maturing March 12, 2013			1,335,516
1,000,000	Term Loan, 4.986%, maturing December 31, 2013			1,335,516
				2,671,032
Gaming: 6.1%
	Ameristar Casinos, Inc.	Ba3	BB+
1,995,000	Term Loan, 6.593%-6.727%,
	maturing November 10, 2012			2,006,846
	Boyd Gaming Corporation	Ba2	BB
6,386,250	Term Loan, 6.479%-6.610%,
	maturing June 30, 2011			6,425,366
	CCM Merger, Inc.	B1	B+
5,959,987	Term Loan, 6.850%-7.214%,
	maturing July 13, 2012			5,976,376

See Accompanying Notes to Financial Statements

ING Prime Rate Trust		PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Gaming: (continued)
	Global Cash Access, LLC	Ba3	B+
$1,919,438	Term Loan, 6.843%, maturing March 10, 2010			$1,933,834
	Green Valley Ranch Gaming, LLC	NR	NR
100,000	Revolver, 6.525%, maturing December 23, 2008			99,750
2,453,937	Term Loan, 6.729%,
	maturing December 17, 2011			2,470,808
	Herbst Gaming, Inc.	B1	B+
990,000	Term Loan, 6.979%-7.110%,
	maturing January 31, 2011			991,547
	Isle of Capri Black Hawk, LLC	B1	B+
1,326,667	Term Loan, 6.890%-7.214%,
	maturing October 24, 2011			1,334,129
	Isle of Capri Casinos, Inc.	Ba2	BB-
992,500	Term Loan, 6.729%,
	maturing February 04, 2011			997,214
1,481,250	Term Loan, 6.470%-7.008%,
	maturing February 04, 2011			1,488,286
	Opbiz, LLC	B3	B-
7,234,623	Term Loan, 7.990%, maturing August 31, 2010			7,055,566
18,801	Term Loan, 8.990%, maturing August 31, 2010			18,533
	Penn National Gaming, Inc.	Ba2	BB
1,279,070	Term Loan, 6.910%-7.020%,
	maturing October 03, 2011			1,284,826
13,432,500	Term Loan, 6.730%-7.020%,
	maturing October 03, 2012			13,538,845
	Resorts International Hotel and Casino, Inc.	Caa1	CCC+
249,381	Term Loan, 8.980%, maturing April 26, 2012			252,498
	Ruffin Gaming, LLC	NR	NR
1,485,376	Term Loan, 7.250%, maturing June 28, 2008			1,500,230
	Trump Entertainment Resorts Holdings, L.P.	B2	BB-
1,736,875	Term Loan, 7.170%, maturing May 20, 2012			1,755,329
	Venetian Casino Resorts, LLC	Ba3	BB-
11,606,837	Term Loan, 6.730%, maturing June 15, 2011			11,673,031
2,393,163	Term Loan, 6.730%, maturing June 15, 2011			2,406,812
	VML US Finance, LLC	Ba3	BB-
1,200,000	Term Loan, 0.000%-0.000%,
	maturing May 26, 2013			1,210,800
	Wembley, Inc.	B1	B+
995,000	Term Loan, 6.990%-7.100%,
	maturing August 23, 2011			1,007,127
	Yonkers Racing Corporation	B3	B
715,976	Term Loan, 8.581%, maturing August 12, 2011			725,373
562,717	Term Loan, 8.581%, maturing August 12, 2011			570,103
				66,723,230
Grocery: 1.0%
	Giant Eagle, Inc.	Ba3	BB+
1,782,748	Term Loan, 6.210%-6.490%,
	maturing November 07, 2012			1,792,776
	Roundy’s Supermarkets, Inc.	B2	B+
4,987,500	Term Loan, 7.870%-8.170%,
	maturing November 03, 2011			5,043,091

See Accompanying Notes to Financial Statements

ING Prime Rate Trust			PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount		Borrower/Term Loan Description	Moody’s	S&P	Value
Grocery: (continued)
	(5)	Supervalu, Inc.	Ba3	BBB
$4,000,000		Term Loan, maturing June 01, 2012			$4,000,000
					10,835,866
Healthcare, Education and Childcare: 16.1%
		Accellent Corporation	B2	BB-
1,995,000		Term Loan, 7.100%-7.230%,
		maturing November 22, 2012			2,001,859
		AGA Medical Corporation	B2	B+
2,000,000		Term Loan, 7.380%, maturing April 28, 2013			2,013,750
		Ameripath, Inc.	B1	BB-
500,000		Term Loan, 7.040%, maturing October 31, 2012			501,797
		AMN Healthcare	Ba2	BB-
1,000,000		Term Loan, 6.729%,
		maturing November 02, 2011			1,009,375
		AMR Holdco, Inc./Emcare Holdco, Inc.	B2	B+
3,394,638		Term Loan, 6.830%-7.020%,
		maturing February 10, 2012			3,414,796
		Block Vision Holdings Corporation	NR	NR
13,365		Term Loan, 13.000%, maturing July 30, 2007			—
		Capella Healthcare, Inc.	B3	B
2,992,500		Term Loan, 7.820%,
		maturing November 30, 2012			3,024,295
		CCS Acquisition, Inc.	B3	B
4,488,750		Term Loan, 8.230%,
		maturing September 30, 2012			4,379,337
		Community Health Systems, Inc.	Ba3	BB-
24,189,919		Term Loan, 6.850%-6.970%,
		maturing August 19, 2011			24,363,797
		Compsych Investment Corporation	NR	NR
1,000,000		Term Loan, 7.730%-7.860%,
		maturing April 20, 2012			1,006,250
		Concentra Operating Corporation	B1	B+
4,673,825		Term Loan, 6.690%,
		maturing September 30, 2011			4,702,064
		CRC Health Corporation	B1	B
1,500,000		Term Loan, 7.229%,
		maturing February 06, 2013			1,512,188
		Davita, Inc.	B1	BB-
26,373,725		Term Loan, 6.690%-7.210%,
		maturing October 05, 2012			26,399,835
		DJ Orthopedics, LLC	Ba3	BB-
1,200,000		Term Loan, 6.563%, maturing April 07, 2013			1,201,500
	(5)	Education Management Corporation	B2	B
6,000,000		Term Loan, maturing May 30, 2013			6,022,500
		Encore Medical IHC, Inc.	B1	B
2,317,890		Term Loan, 6.671%-7.189%,
		maturing October 04, 2010			2,333,825
		Fresenius Medical Care Holdings, Inc.	Ba2	BB
4,100,000		Term Loan, 6.354%-6.403%,
		maturing March 31, 2013			4,087,552

See Accompanying Notes to Financial Statements

ING Prime Rate Trust		PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Healthcare, Education and Childcare: (continued)
	Gentiva Health Services, Inc.	Ba3	B+
$2,959,459	Term Loan, 7.240%-7.370%,
	maturing March 31, 2013			$2,976,106
	Golden Gate National Senior
	Care Holdings, LLC	B1	B+
1,200,000	Term Loan, 7.818%-7.959%,
	maturing March 14, 2011			1,214,250
	Harlan Sprague Dawley, Inc.	B2	B+
997,500	Term Loan, 7.480%-9.500%,
	maturing December 19, 2011			1,006,228
	Healthcare Partners, LLC	B1	BB
2,835,996	Term Loan, 6.890%,
	maturing February 04, 2011			2,860,811
	Healthsouth Corporation	B2	B+
6,000,000	Term Loan, 8.150%, maturing March 10, 2013			6,010,176
	Iasis Healthcare Corporation	B1	B+
8,842,500	Term Loan, 7.229%-7.264%,
	maturing June 22, 2011			8,948,424
	Kinetic Concepts, Inc.	Ba3	BB
3,297,830	Term Loan, 6.730%, maturing August 11, 2010			3,330,122
	Lifepoint Hospitals, Inc.	Ba3	BB
13,180,938	Term Loan, 6.905%, maturing April 15, 2012			13,217,554
	Magellan Health Services, Inc.	B1	BB
937,500	Term Loan, 7.160%,
	maturing August 15, 2008			939,844
	MMM Holdings, Inc.	B1	B
1,615,000	Term Loan, 7.230%, maturing August 16, 2011			1,623,075
	Multiplan Corporation	B2	B+
1,600,000	Term Loan, 7.120%, maturing April 12, 2013			1,605,333
	Mylan Laboratories, Inc.	Ba1	BBB-
683,409	Term Loan, 6.600%, maturing June 30, 2010			688,677
	Per-Se Technologies, Inc.	B1	B+
2,212,644	Term Loan, 7.230%-7.350%,
	maturing January 06, 2013			2,237,536
	Psychiatric Solutions	B1	B+
923,077	Term Loan, 6.910%, maturing July 01, 2012			930,289
	Quintiles Transnational Corporation	B1	BB-
2,650,000	Term Loan, 7.080%, maturing March 31, 2013			2,654,142
	Radiation Therapy Services, Inc.	B1	BB
1,944,385	Term Loan, 6.979%-8.500%,
	maturing December 16, 2012			1,950,461
	Renal Advantage, Inc.	NR	B+
4,062,917	Term Loan, 7.420%, maturing October 06, 2012			4,098,467
	Rural/Metro Operating Company, LLC	B1	B
519,127	Term Loan, 4.708%, maturing March 04, 2011			524,967
1,258,822	Term Loan, 7.400%-7.502%,
	maturing March 04, 2011			1,272,984
	Select Medical Corporation	B1	BB-
2,475,000	Term Loan, 6.840%-8.750%,
	maturing February 24, 2012			2,465,204
	Sterigenics International, Inc.	B2	B+
2,441,433	Term Loan, 7.910%, maturing June 14, 2011			2,459,743

See Accompanying Notes to Financial Statements

ING Prime Rate Trust		PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Healthcare, Education and Childcare: (continued)
	Team Health, Inc.	B2	B+
$2,992,500	Term Loan, 7.580%-7.694%,
	maturing November 23, 2012			$3,008,866
	Vanguard Health Holding Company II, LLC	B2	B
18,004,364	Term Loan, 6.950%,
	maturing September 23, 2011			18,170,347
	Ventiv Health, Inc.	Ba3	BB-
745,000	Term Loan, 6.479%, maturing October 05, 2011			747,328
	VWR International, Inc.	B2	B+
3,701,897	Term Loan, 7.340%, maturing April 07, 2011			3,735,832
				176,651,487
Home & Office Furnishings: 2.0%
	Buhrmann U.S., Inc.	Ba3	BB-
3,915,263	Term Loan, 6.670%-6.880%,
	maturing December 23, 2010			3,934,839
	Global Imaging Systems, Inc.	Ba2	BB
1,216,295	Term Loan, 6.070%-6.460%,
	maturing May 10, 2010			1,218,196
	National Bedding Company	B1	BB-
2,233,125	Term Loan, 6.920%-7.090%,
	maturing August 31, 2011			2,254,898
	Sealy Mattress Company	Ba3	BB-
6,769,912	Term Loan, 6.570%-6.831%,
	maturing April 06, 2012			6,816,455
	Simmons Company	B2	B+
7,315,818	Term Loan, 6.750%-9.250%,
	maturing December 19, 2011			7,356,970
				21,581,357
Insurance: 0.8%
	Conseco, Inc.	Ba3	BB-
5,549,140	Term Loan, 6.831%, maturing June 22, 2010			5,579,200
	HMSC Corporation	B1	B+
1,500,000	Term Loan, 7.827%,
	maturing November 16, 2011			1,515,000
	Sedgewick CMS Holdings, Inc.	B1	B+
1,915,200	Term Loan, 6.979%-7.059%,
	maturing January 31, 2013			1,919,590
				9,013,789
Leisure, Amusement, Entertainment: 7.7%
	24 Hour Fitness Worldwide, Inc.	B2	B
3,250,000	Term Loan, 7.200%-7.500%,
	maturing June 08, 2012			3,270,313
	AMF Bowling Worldwide, Inc.	B2	B
1,440,953	Term Loan, 7.965%-8.320%,
	maturing August 27, 2009			1,453,112
	Easton-Bell Sports, Inc.	B1	B+
1,000,000	Term Loan, 6.810%-6.940%,
	maturing March 16, 2012			1,003,750
	HIT Entertainment, Ltd.	B1	B
3,399,583	Term Loan, 7.420%, maturing March 20, 2012			3,426,780

See Accompanying Notes to Financial Statements

ING Prime Rate Trust		PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount		Borrower/Term Loan Description	Moody’s	S&P	Value
Leisure, Amusement, Entertainment: (continued)
		Lodgenet Entertainment Corporation	Ba3	B+
$2,665,716		Term Loan, 7.343%, maturing August 29, 2008			$2,694,873
		London Arena & Waterfront Finance, LLC	Ba3	B
800,000		Term Loan, 8.380%, maturing March 08, 2012			811,000
		Metro-Goldwyn-Mayer Studios, Inc.	Ba3	B+
8,500,000		Term Loan, 7.229%, maturing April 08, 2011			8,548,994
33,500,000		Term Loan, 7.229%, maturing April 08, 2012			33,747,063
		Panavision, Inc.	B1	B
1,000,000		Term Loan, 8.093%%-8.227%,
		maturing March 30, 2011			1,017,500
		Pure Fishing, Inc.	B1	B+
2,815,650		Term Loan, 7.700%-8.060%,
		maturing September 30, 2010			2,833,248
		RHI Entertainment, LLC	B1	B
1,750,000		Term Loan, 0.000%-0.000%,
		maturing December 31, 2011			1,760,938
		Six Flags Theme Parks, Inc.	B2	B+
2,885,799		Term Loan, 7.260%-7.410%,
		maturing June 30, 2009			2,907,442
		Universal City Development Partners, L.P.	Ba3	BB-
4,900,000		Term Loan, 6.980%-7.190%,
		maturing June 09, 2011			4,937,769
		WMG Acquisition Corporation	Ba2	B+
16,258,474		Term Loan, 7.090%-7.320%,
		maturing February 28, 2011			16,353,732
					84,766,513
Lodging: 1.5%
	(5)	Hotel Del Partners, LP	NR	NR
16,400,000		Term Loan, maturing January 09, 2008			16,400,000
					16,400,000
Machinery: 2.9%
		Alliance Laundry Holdings, LLC	B1	B
3,097,500		Term Loan, 7.320%, maturing January 27, 2012			3,114,923
		Blount, Inc.	Ba3	BB-
2,093,926		Term Loan, 6.740%-6.790%,
		maturing August 09, 2010			2,114,865
		Enersys, Inc.	Ba3	BB
4,201,782		Term Loan, 6.671%-7.189%,
		maturing March 17, 2011			4,233,295
		Maxim Crane Works, L.P.	B1	BB-
2,655,482		Term Loan, 6.938%-9.000%,
		maturing January 25, 2010			2,664,612
		Rexnord Corporation	B1	B+
6,874,834		Term Loan, 7.230%-7.410%,
		maturing December 31, 2011			6,930,692
		Terex Corporation	B2	BB-
1,192,085		Term Loan, 7.759%,
		maturing December 31, 2009			1,207,732
858,447		Term Loan, 7.259%, maturing July 03, 2009			870,251

See Accompanying Notes to Financial Statements

ING Prime Rate Trust			PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount		Borrower/Term Loan Description	Moody’s	S&P	Value
Machinery: (continued)
		United Rentals (North America), Inc.	B2	BB-
$10,126,666		Term Loan, 7.100%, maturing February 14, 2011			$10,195,234
					31,331,604
Mining, Steel, Iron & Nonprecious Metals: 1.2%
		Alpha Natural Resources, LLC	B2	BB-
665,000		Term Loan, 6.831%, maturing October 26, 2012			668,949
		Carmeuse Lime, Inc.	NR	NR
1,884,100		Term Loan, 6.938%, maturing May 02, 2011			1,893,521
		Foundation Coal Corporation	Ba3	BB-
2,672,872		Term Loan, 6.440%-6.840%,
		maturing July 30, 2011			2,700,018
		International Coal Group, LLC	B2	B-
139,204		Term Loan, 7.710%, maturing October 01, 2010			139,204
		Longyear Holdings, Inc.	B2	B+
213,490		Term Loan, 7.980%, maturing July 28, 2012			215,625
1,478,010		Term Loan, 7.980%, maturing July 28, 2012			1,492,790
		Novelis, Inc.	Ba2	BB-
2,290,680		Term Loan, 7.380%, maturing January 07, 2012			2,309,828
3,978,550		Term Loan, 7.380%, maturing January 07, 2012			4,011,807
					13,431,741
North American Cable: 21.8%
	(2)	Adelphia Communications Corporation	NR	BBB
11,000,000		Debtor in Possession Term Loan, 7.125%,
		maturing August 07, 2006			11,044,693
		Atlantic Broadband Finance, LLC	B2	B
2,000,000		Term Loan, 7.620%, maturing August 04, 2012			2,030,000
		Bragg Communications, Inc.	B1	NR
2,456,250		Term Loan, 7.227%, maturing August 31, 2011			2,471,602
		Bresnan Communications, LLC	B1	B+
4,000,000		Term Loan, 6.930%-7.130%,
		maturing September 29, 2013			4,018,332
		Bresnan Communications, LLC	B3	B-
1,000,000		Term Loan, 9.430%-9.630%,
		maturing March 29, 2014			1,024,583
	(2)	Century Cable Holdings, LLC	Caa1	NR
1,230,000		Revolver, 9.000%, maturing March 31, 2009			1,189,000
21,357,940		Term Loan, 10.000%, maturing June 30, 2009			20,815,085
8,000,000		Term Loan, 9.750%,
		maturing December 31, 2009			7,787,040
		Cequel Communications, LLC	Caa1	B-
17,150,000		Term Loan, 7.319%,
		maturing November 05, 2013			17,081,091
		Cequel Communications II, LLC	NR	NR
3,850,000		Term Loan, 10.069%, maturing October 30, 2007			3,830,750
		Charter Communications Operating, LLC	B2	B
53,500,000		Term Loan, 7.755%, maturing April 28, 2013			53,812,761
		CSC Holdings, Inc.	Ba3	BB
1,000,000		Term Loan, 6.070%-6.399%,
		maturing February 24, 2012			997,000
23,400,000		Term Loan, 6.670%-6.880%,
		maturing March 29, 2013			23,420,241

See Accompanying Notes to Financial Statements

ING Prime Rate Trust			PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount		Borrower/Term Loan Description	Moody’s	S&P	Value
North American Cable: (continued)
	(2)	Hilton Head Communications, L.P.	Caa1	NR
$7,000,000		Revolver, 8.000%,
		maturing September 30, 2007			$6,750,625
8,500,000		Term Loan, 9.250%, maturing March 31, 2008			8,232,607
		Insight Midwest Holdings, LLC	Ba3	BB-
18,083,750		Term Loan, 7.000%,
		maturing December 31, 2009			18,194,712
		Knology, Inc.	B3	NR
2,106,639		Term Loan, 10.479%-10.626%,
		maturing June 29, 2010			2,180,371
		Mediacom Communications Corporation	Ba3	BB-
10,890,000		Term Loan, 6.809%-7.002%,
		maturing February 01, 2014			10,881,495
		Nextmedia Operating, Inc.	B1	B
1,148,077		Term Loan, 7.090%,
		maturing November 15, 2012			1,155,252
510,256		Term Loan, 7.059%, maturing November 15, 2012			513,446
	(2)	Olympus Cable Holdings, LLC	B2	NR
7,500,000		Term Loan, 9.250%, maturing June 30, 2010			7,287,308
21,000,000		Term Loan, 10.000%,
		maturing September 30, 2010			20,497,491
		Patriot Media and Communications, LLC	B1	B+
2,666,667		Term Loan, 7.458%, maturing March 31, 2013			2,689,168
		Patriot Media and Communications, LLC	B3	B-
1,000,000		Term Loan, 10.080%,
		maturing October 04, 2013			1,022,031
		Persona Communication, Inc.	B2	B
3,447,500		Term Loan, 7.960%, maturing August 01, 2011			3,473,356
		Quebecor Media, Inc.	B2	B
2,992,500		Term Loan, 7.068%, maturing January 17, 2013			3,025,232
		San Juan Cable, LLC	B1	B+
1,747,500		Term Loan, 6.840%, maturing October 31, 2012			1,756,784
		WideOpenWest Finance, LLC	B2	B
1,000,000		Term Loan, 7.290%, maturing May 01, 2014			1,002,232
					238,184,288
Oil & Gas: 10.7%
		CDX Funding, LLC	NR	NR
2,000,000		Term Loan, 10.250%, maturing March 31, 2013			2,046,666
		Cheniere LNG Holdings, LLC	NR	BB
6,965,000		Term Loan, 7.729%, maturing August 30, 2012			7,032,477
		Coffeyville Resources, LLC	B1	BB-
1,000,000		Term Loan, 4.900%, maturing June 24, 2012			1,005,938
1,488,778		Term Loan, 7.500%-9.500%,
		maturing July 08, 2012			1,497,618
		Complete Production Services, Inc.	Ba2	B
2,985,000		Term Loan, 7.520%-7.660%,
		maturing September 12, 2012			3,004,901
		El Paso Corporation	B3	B+
5,500,000		Term Loan, 7.140%,
		maturing November 30, 2007			5,539,342
17,597,602		Term Loan, 7.750%,
		maturing November 23, 2009			17,723,477

See Accompanying Notes to Financial Statements

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Oil & Gas: (continued)
	EPCO Holdings, Inc.	Ba3	B+
$11,632,500	Term Loan, 7.077%-7.221%,
	maturing August 18, 2010			$11,759,213
	Helix Energy Solutions Group, Inc.	B2	BB
5,200,000	Term Loan, 7.346%-7.640%,
	maturing May 15, 2013			5,220,150
	Key Energy Services, Inc.	NR	NR
4,488,750	Term Loan, 8.250%-8.400%,
	maturing June 30, 2012			4,526,626
	LB Pacific, L.P.	B1	B-
3,960,000	Term Loan, 7.710%-7.729%,
	maturing February 15, 2012			4,019,400
	Lyondell-Citgo Refining, L.P.	Ba3	BB
1,965,000	Term Loan, 6.979%, maturing May 21, 2007			1,969,913
	Magellan Midstream Holdings, L.P.	Ba3	BB-
1,855,278	Term Loan, 6.930%, maturing June 30, 2012			1,869,192
	Mainline, L.P.	Ba3	BB-
7,041,667	Term Loan, 7.310%,
	maturing December 17, 2011			7,120,885
	MEG Energy Corporation	Ba3	BB
2,800,000	Term Loan, 7.000%, maturing April 03, 2013			2,820,751
	Niska Gas Storage, LLC	Ba3	BB-
424,242	Term Loan, 8.750%,
	maturing April 20, 2011			424,508
2,333,333	Term Loan, 8.750%,
	maturing April 20, 2013			2,334,792
445,455	Term Loan, 8.750%,
	maturing April 20, 2013			445,733
	OPTI Canada, Inc.	Ba3	BB+
2,066,667	Term Loan, 6.830%, maturing May 15, 2013			2,068,444
	Regency Gas Services, LLC	B1	B+
1,488,750	Term Loan, 7.230%, maturing June 01, 2010			1,492,472
	Semcrude, L.P.	Ba3	NR
5,224,154	Term Loan, 7.229%, maturing March 16, 2011			5,233,949
3,676,205	Term Loan, 7.160%-7.331%,
	maturing March 16, 2011			3,683,098
	Targa Resources, Inc.	Ba3	B+
6,500,000	Term Loan, 7.477%, maturing October 31, 2007			6,516,250
1,000,000	Term Loan, 7.229%, maturing October 31, 2012			1,008,333
7,735,323	Term Loan, 7.229%-7.470%,
	maturing October 31, 2012			7,799,781
	Venoco, Inc.	Caa1	B-
2,000,000	Term Loan, 9.625%-9.750%,
	maturing March 30, 2009			2,017,500
	Vulcan Energy Corporation	Ba2	BB
4,921,824	Term Loan, 6.689%, maturing August 12, 2011			4,940,281
	W&T Offshore, Inc.	B2	B+
1,400,000	Term Loan, 0.500%,
	maturing May 15, 2010			1,407,000
				116,528,690

See Accompanying Notes to Financial Statements

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Other Broadcasting and Entertainment: 3.6%
	Alliance Atlantis Communications, Inc.	Ba2	BB
$2,301,152	Term Loan, 6.479%,
	maturing December 20, 2011			$2,308,343
	Deluxe, Inc.	B1	B
2,000,000	Term Loan, 8.729%, maturing January 28, 2011			2,030,416
	DirecTV Holdings, LLC	Ba1	BB
10,000,000	Term Loan, 6.581%, maturing April 13, 2013			10,056,250
	Echostar DBS Corporation	Ba3	BB-
9,000,000	Floating Rate Note, 8.240%,
	maturing October 01, 2008			9,146,250
	Liberty Media Corporation	Ba2	BB+
4,500,000	Floating Rate Note, 6.410%,
	maturing September 17, 2006			4,512,780
	Rainbow National Services, LLC	Ba3	BB+
10,890,000	Term Loan, 7.875%, maturing March 31, 2012			11,000,033
				39,054,072
Other Telecommunications: 3.3%
	Cavalier Telecom Corporation	B2	B
2,000,000	Term Loan, 9.520%, maturing March 24, 2012			2,035,000
	Cincinnati Bell, Inc.	Ba3	B+
3,482,500	Term Loan, 6.514%-6.660%,
	maturing August 31, 2012			3,485,767
	Consolidated Communications, Inc.	B1	BB-
2,452,170	Term Loan, 6.729%-6.924%,
	maturing October 14, 2011			2,464,431
	D&E Communications, Inc.	Ba3	BB-
2,931,867	Term Loan, 6.840%-9.000%,
	maturing December 31, 2011			2,946,527
	Fairpoint Communications, Inc.	B1	BB-
2,000,000	Term Loan, 6.750%,
	maturing February 08, 2012			2,001,250
	Iowa Telecommunications Services, Inc.	Ba3	BB-
4,250,000	Term Loan, 6.400%-6.730%,
	maturing November 23, 2011			4,271,250
	Qwest Capital Funding, Inc.	B2	B
10,000,000	Floating Rate Note, 8.670%,
	maturing February 15, 2009			10,175,000
	Qwest Corporation	B1	BB
800,000	Term Loan, 9.831%, maturing June 30, 2007			816,350
	Time Warner Telecom Holdings, Inc.	B2	CCC+
3,000,000	Floating Rate Note, 9.170%,
	maturing February 15, 2011			3,045,000
	Valor Telecommunication Enterprises II, LLC	Ba3	BB-
4,680,272	Term Loan, 6.729%-6.809%,
	maturing February 14, 2012			4,692,811
				35,933,385
Personal & Nondurable Consumer Products: 6.0%
	Advantage Sales & Marketing, Inc.	B2	B
3,100,000	Term Loan, 7.100%-7.220%,
	maturing March 29, 2013			3,098,063

See Accompanying Notes to Financial Statements

ING Prime Rate Trust		PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount		Borrower/Term Loan Description	Moody’s	S&P	Value
Personal & Nondurable Consumer Products: (continued)
		Amscan Holdings, Inc.	B1	B+
$1,500,000		Term Loan, 8.194%-10.000%,
		maturing December 23, 2012			$1,513,437
		Bushnell Performance Optics, Inc.	B1	B+
1,741,463		Term Loan, 8.081%, maturing August 19, 2011			1,755,613
		Central Garden & Pet Company	Ba2	BB
1,800,000		Term Loan, 6.520%-6.530%,
		maturing September 30, 2012			1,809,751
		Fender Musical Instruments Corporation	B2	B+
2,089,598		Term Loan, 7.240%-7.370%,
		maturing March 30, 2012			2,089,598
		Fender Musical Instruments Corporation	Caa1	B-
2,500,000		Term Loan, 9.620%,
		maturing September 30, 2012			2,500,000
		Hillman Group, Inc.	B2	B
2,940,000		Term Loan, 8.313%-8.375%,
		maturing March 30, 2011			2,968,483
		Hunter Fan Company	B1	B
900,000		Term Loan, 7.760%, maturing March 24, 2012			896,625
		Jarden Corporation	B1	B+
10,222,132		Term Loan, 6.990%, maturing January 24, 2012			10,257,275
2,026,762		Term Loan, 6.740%, maturing January 24, 2012			2,033,730
		Levlad, LLC/Arbonne International, LLC	B2	B
1,549,616		Term Loan, 8.330%,
		maturing August 16, 2011			1,559,301
		Mega Bloks, Inc.	Ba3	BB-
992,500		Term Loan, 6.813%-6.938%,
		maturing July 27, 2010			998,703
		Norwood Promotional Products Holdings, Inc.	NR	NR
7,814,802	(3)	Term Loan, maturing August 17, 2011			2,344,441
		Norwood Promotional Products, Inc.	NR	NR
12,184,772		Term Loan, 11.188%, maturing August 17, 2009			12,123,849
		Oreck Corporation	B1	B+
906,001		Term Loan, 7.730%, maturing January 27, 2012			913,929
		Prestige Brands Holdings, Inc.	B1	B+
1,950,175		Term Loan, 7.230%-9.250%,
		maturing April 06, 2011			1,969,272
		Reddy Ice Group, Inc.	B1	B+
1,000,000		Term Loan, 6.795%, maturing August 09, 2012			1,006,875
		Spectrum Brands, Inc.	B1	B-
8,249,739		Term Loan, 8.030%-8.170%,
		maturing February 06, 2012			8,336,105
		Tupperware Corporation	Ba2	BB
7,966,452		Term Loan, 6.390%,
		maturing December 05, 2012			7,962,301
					66,137,349
Personal, Food & Miscellaneous: 4.7%
		Acosta, Inc.	B1	B+
2,992,500		Term Loan, 7.340%,
		maturing December 06, 2012			3,009,333

See Accompanying Notes to Financial Statements

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Personal, Food & Miscellaneous: (continued)
	AFC Enterprises, Inc.	B1	B+
$1,266,055	Term Loan, 7.250%, maturing May 11, 2011			$1,277,132
	Alderwoods Group, Inc.	B1	BB
1,543,411	Term Loan, 6.730%-7.080%,
	maturing September 29, 2009			1,554,505
	Arby’s Restaurant Group, Inc.	B1	B+
5,955,000	Term Loan, 7.229%-7.376%,
	maturing July 25, 2012			6,010,084
	Brickman Group Holdings, Inc.	Ba3	BB-
1,418,182	Term Loan, 6.527%-6.690%,
	maturing December 19, 2008			1,414,636
	Burger King Corporation	Ba2	B+
2,950,526	Term Loan, 6.500%, maturing June 30, 2012			2,952,139
	Burt’s Bees, Inc.	B2	B
1,222,500	Term Loan, 7.440%-7.919%,
	maturing March 24, 2011			1,234,725
	Carrols Corporation	B1	B+
3,148,275	Term Loan, 7.375%,
	maturing December 31, 2010			3,184,185
	CBRL Group, Inc.	Ba2	BB
2,067,586	Term Loan, 6.580%-6.630%,
	maturing April 27, 2013			2,070,170
	Coinmach Corporation	B2	B
5,494,452	Term Loan, 7.625%-7.688%,
	maturing December 19, 2012			5,561,990
	Coinstar, Inc.	Ba3	BB-
2,448,519	Term Loan, 6.960%-7.030%,
	maturing July 07, 2011			2,485,247
	Culligan International Company	B1	B+
2,475,000	Term Loan, 7.081%,
	maturing September 30, 2011			2,488,922
	Dave and Busters, Inc.	B1	B-
250,000	Term Loan, 7.625%, maturing March 08, 2013			250,781
	Doane Pet Care Company	B1	BB-
1,492,500	Term Loan, 6.940%-7.376%,
	maturing October 24, 2012			1,494,366
	Domino’s, Inc.	Ba3	BB-
2,108,839	Term Loan, 6.438%-6.500%,
	maturing June 25, 2010			2,118,504
	Jack in the Box, Inc.	Ba2	BB
3,408,871	Term Loan, 6.320%-6.630%,
	maturing January 08, 2011			3,439,407
	MD Beauty, Inc.	B1	B-
2,872,787	Term Loan, 10.000%,
	maturing February 18, 2012			2,879,969
	MD Beauty, Inc.	B3	CCC
2,000,000	Term Loan, 12.100%,
	maturing February 18, 2013			2,010,000
	N.E.W. Holdings I, LLC	B1	B+
1,886,577	Term Loan, 7.750%-8.125%,
	maturing July 08, 2011			1,904,264

See Accompanying Notes to Financial Statements

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Personal, Food & Miscellaneous: (continued)
	Quiznos, LLC	B2	B
$2,066,667	Term Loan, 7.310%, maturing May 05, 2013			$2,069,680
	Quiznos, LLC	Caa1	CCC+
1,000,000	Term Loan, 10.875%,
	maturing November 05, 2013			1,023,750
	U.S Security Holdings, Inc.	B1	B
625,000	Term Loan, 9.500%, maturing April 30, 2011			631,250
				51,065,039
Printing & Publishing: 8.3%
	Adams Outdoor Advertising, L.P.	B1	B+
4,421,199	Term Loan, 7.030%-7.210%,
	maturing October 18, 2012			4,465,411
	American Achievement Corporation	Ba3	BB-
687,164	Term Loan, 7.552%-9.500%,
	maturing March 25, 2011			690,600
	American Media Operations, Inc.	B1	B
6,350,000	Term Loan, 8.120%, maturing January 31, 2013			6,413,500
	American Reprographics Company	Ba3	BB-
2,352,870	Term Loan, 6.831%-8.750%,
	maturing June 18, 2009			2,361,693
	Ascend Media Holdings, LLC	B3	B
1,717,188	Term Loan, 8.480%-8.620%,
	maturing January 31, 2012			1,682,844
	Caribe Information Investment, Inc.	B1	B
2,000,000	Term Loan, 7.330%-7.460%,
	maturing March 31, 2013			2,016,250
	Dex Media East, LLC	Ba2	BB
3,338,860	Term Loan, 6.480%-6.690%,
	maturing May 08, 2009			3,341,177
	Dex Media West, LLC	Ba2	BB
1,086,571	Term Loan, 6.230%-6.470%,
	maturing September 09, 2009			1,085,697
13,566,858	Term Loan, 6.380%-6.720%,
	maturing March 09, 2010			13,561,200
	Enterprise Newsmedia, LLC	B2	B
2,992,500	Term Loan, 7.990%, maturing June 30, 2012			3,007,463
	FM Mergerco, Inc.	B1	B
1,000,000	Term Loan, 2.330%,
	maturing June 21, 2012			1,005,625
	FSC Acquisition, LLC	B2	B
2,514,115	Term Loan, 7.070%-7.330%,
	maturing August 01, 2012			2,527,208
	IWCO Direct, Inc.	B1	B
1,485,002	Term Loan, 8.230%, maturing January 31, 2011			1,497,996
	Liberty Group Publishing	B2	B+
1,955,244	Term Loan, 7.375%, maturing February 28, 2012			1,967,098
	MC Communications, LLC	B2	B
3,331,409	Term Loan, 7.440%-7.590%,
	maturing December 31, 2010			3,368,887
	Merrill Communications, LLC	B1	B+
2,953,378	Term Loan, 7.229%-7.343%,
	maturing May 15, 2011			2,980,605

See Accompanying Notes to Financial Statements

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Printing & Publishing: (continued)
	Newspaper Holdings, Inc.	NR	NR
$1,666,667	Term Loan, 6.188%, maturing August 24, 2012			$1,671,355
	PBI Media, Inc.	B2	B
1,990,000	Term Loan, 7.229%-7.376%,
	maturing September 30, 2012			1,997,463
	Primedia, Inc.	B2	B
324,555	Revolver, 7.875%,
	maturing June 30, 2008			310,762
6,467,500	Term Loan, 7.875%,
	maturing September 30, 2013			6,391,507
	R.H. Donnelley, Inc.	Ba3	BB
411,255	Term Loan, 6.280%-6.460%,
	maturing December 31, 2009			409,713
11,651,175	Term Loan, 6.350%-6.720%,
	maturing June 30, 2011			11,649,089
	Source Media, Inc.	B1	B
3,234,300	Term Loan, 7.210%,
	maturing November 08, 2011			3,279,784
	Triple Crown Media, Inc.	B2	B
1,492,917	Term Loan, 8.090%-10.250%,
	maturing June 30, 2010			1,491,051
	Visant Holding Corporation	B1	B+
10,605,115	Term Loan, 7.068%, maturing October 04, 2011			10,687,305
	Ziff Davis Media, Inc.	B3	CCC
1,500,000	Floating Rate Note, 11.149%,
	maturing May 01, 2012			1,406,250
				91,267,533
Radio and TV Broadcasting: 4.0%
	Block Communications, Inc.	Ba2	BB-
997,500	Term Loan, 6.979%,
	maturing December 22, 2011			1,004,358
	CMP KC, LLC	NR	NR
1,400,000	Term Loan, 9.250%-9.313%,
	maturing May 03, 2011			1,400,000
	CMP Susquehanna Corporation	B1	B-
5,200,000	Term Loan, 7.250%-7.375%,
	maturing May 05, 2013			5,204,061
	Emmis Operating Company	Ba2	B+
4,017,385	Term Loan, 6.830%-8.750%,
	maturing November 10, 2011			4,033,391
	Entravision Communications Corporation	Ba3	B+
2,985,000	Term Loan, 6.490%, maturing March 29, 2013			2,997,749
	Gray Television, Inc.	Ba2	BB-
498,750	Term Loan, 6.480%, maturing June 15, 2011			500,683
997,500	Term Loan, 6.490%,
	maturing November 22, 2012			1,001,365
	Mission Broadcasting, Inc.	Ba3	B
2,420,232	Term Loan, 7.318%, maturing August 14, 2012			2,427,796
	Montecito Broadcast Group, LLC	B1	B
1,995,000	Term Loan, 7.723%, maturing January 27, 2013			2,019,315

See Accompanying Notes to Financial Statements

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Radio and TV Broadcasting: (continued)
	NEP Supershooters, L.P.	B1	B
$2,408,329	Term Loan, 8.980%-9.130%,
	maturing February 03, 2011			$2,442,197
960,468	Term Loan, 8.480%,
	maturing February 03, 2011			971,574
	Nexstar Broadcasting, Inc.	Ba3	B
2,407,338	Term Loan, 6.729%, maturing August 14, 2012			2,414,861
	Paxson Communications Corporation	B2	CCC+
4,500,000	Term Loan, 8.318%, maturing January 15, 2012			4,618,125
	Raycom TV Broadcasting, LLC	NR	NR
3,362,019	Term Loan, 6.500%, maturing July 31, 2013			3,370,424
	Spanish Broadcasting Systems, Inc.	B1	B+
3,960,000	Term Loan, 7.640%-7.880%,
	maturing June 10, 2012			3,982,275
	Young Broadcasting, Inc.	B2	B-
4,962,500	Term Loan, 7.250%-7.438%,
	maturing November 03, 2012			4,956,297
				43,344,471
Retail Stores: 7.6%
	Advance Stores Company, Inc.	Ba1	BB+
1,808,855	Term Loan, 6.500%-6.688%,
	maturing September 30, 2010			1,816,768
3,034,350	Term Loan, 6.375%-6.750%,
	maturing September 30, 2010			3,047,625
	Alimentation Couche-Tard, Inc.	Ba1	BB+
1,196,939	Term Loan, 6.875%,
	maturing December 17, 2010			1,210,653
	Baker & Taylor, Inc.	Ba3	B+
1,227,273	Revolver, 6.440%-6.831%,
	maturing August 11, 2010			1,221,137
	Baker & Taylor, Inc.	B1	B
1,000,000	Term Loan, 12.119%, maturing May 06, 2011			1,010,000
	Blockbuster Entertainment Corporation	B3	B-
1,000,000	Term Loan, 8.420%-9.050%,
	maturing August 20, 2011			1,002,727
	Burlington Coat Factory
	Warehouse Corporation	B2	B
5,486,250	Term Loan, 7.430%-7.530%,
	maturing May 28, 2013			5,434,816
	Dollarama Group, L.P.	B1	B+
3,456,250	Term Loan, 7.126%,
	maturing November 18, 2011			3,477,852
	Harbor Freight Tools, Inc.	B1	B+
7,250,739	Term Loan, 6.921%, maturing July 15, 2010			7,277,929
	J Crew Operating Corporation	B2	B
1,000,000	Term Loan, 9.250%, maturing May 15, 2013			1,002,292
	Jean Coutu Group, Inc.	B2	BB-
9,018,931	Term Loan, 7.625%, maturing July 30, 2011			9,079,683
	Mapco Express, Inc.	B2	B+
2,245,553	Term Loan, 7.690%, maturing April 28, 2011			2,258,184

See Accompanying Notes to Financial Statements

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Retail Stores: (continued)
	Movie Gallery, Inc.	Caa1	CCC+
$688,403	Term Loan, 10.230%, maturing April 27, 2011			$666,514
	Nebraska Book Company, Inc.	B2	B-
2,450,000	Term Loan, 7.480%-7.740%,
	maturing March 04, 2011			2,462,250
	Neiman-Marcus Group, Inc.	B1	B+
18,037,975	Term Loan, 7.340%, maturing April 06, 2013			18,212,727
	Oriental Trading Company, Inc.	B1	B+
3,068,519	Term Loan, 7.250%, maturing August 04, 2010			3,091,533
	Oriental Trading Company, Inc.	B3	B-
1,750,000	Term Loan, 9.750%, maturing January 08, 2011			1,771,875
	Pantry, Inc.	Ba3	BB
2,493,750	Term Loan, 6.850%, maturing January 02, 2012			2,510,116
	Pep Boys - Manny, Moe & Jack	Ba2	B+
1,000,000	Term Loan, 8.210%, maturing January 27, 2011			1,014,375
	Sears Canada, Inc.	Ba1	BB+
3,000,000	Term Loan, 6.712%,
	maturing December 22, 2012			3,024,375
	Sports Authority, Inc.	B2	B
1,000,000	Term Loan, 7.348%, maturing May 03, 2013			1,001,458
	Tire Rack, Inc.	B1	BB-
939,623	Term Loan, 6.730%-6.780%,
	maturing June 24, 2012			942,559
	Travelcenters of America, Inc.	B1	BB
9,975,000	Term Loan, 6.440%-6.860%,
	maturing December 01, 2011			10,049,813
				82,587,261
Satellite: 1.1%
	Panamsat Corporation	Ba3	BB+
11,820,000	Term Loan, 6.900%, maturing August 20, 2011			11,918,874
				11,918,874
Telecommunications Equipment: 0.4%
	Sorenson Communications, Inc.	B2	B
1,940,741	Term Loan, 7.830%,
	maturing November 15, 2012			1,957,117
	Sorenson Communications, Inc.	B3	CCC+
750,000	Term Loan, 11.910%,
	maturing November 15, 2012			767,500
	Syniverse Holding, LLC	Ba3	BB-
1,594,007	Term Loan, 6.730%,
	maturing February 15, 2012			1,601,977
				4,326,593
Textiles & Leather: 1.5%
	Polymer Group, Inc.	B1	BB-
7,481,250	Term Loan, 7.215%,
	maturing November 22, 2012			7,593,469
	Propex Fabrics, Inc.	B1	BB-
955,769	Term Loan, 7.340%, maturing July 31, 2012			960,548
	St. John Knits International, Inc.	B1	B+
871,551	Term Loan, 7.250%, maturing March 18, 2012			881,356

See Accompanying Notes to Financial Statements

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Textiles & Leather: (continued)
	Targus Group International, Inc.	B1	B
$1,483,433	Term Loan, 8.081%-8.297%,
	maturing November 22, 2012			$1,501,975
	Targus Group International, Inc.	B3	CCC+
1,625,000	Term Loan, 12.800%, maturing May 22, 2013			1,629,063
	Warnaco, Inc.	Ba2	B+
1,000,000	Term Loan, 6.350%-8.500%,
	maturing January 31, 2013			1,001,875
	William Carter Company	B2	BB
3,239,611	Term Loan, 6.559%-6.758%,
	maturing July 14, 2012			3,249,735
				16,818,020
Utilities: 7.8%
	Astoria Generating
	Company Acquisitions, LLC	B1	BB-
923,858	Term Loan, 6.940%, maturing February 23, 2011			928,147
2,469,952	Term Loan, 6.940%, maturing February 23, 2013			2,481,420
	Babcock & Wilcox Company	B1	B+
2,500,000	Term Loan, 4.879%, maturing January 22, 2012			2,518,750
	Coleto Creek WLE, L.P.	Ba3	BB
872,384	Term Loan, 6.979%, maturing June 30, 2011			874,929
	Coleto Creek WLE, L.P.	B1	BB-
1,000,000	Term Loan, 8.376%, maturing June 30, 2012			1,004,063
	Infrastrux Group, Inc.	B1	B+
500,000	Term Loan, 8.063%, maturing May 01, 2012			507,188
	KGen, LLC	B2	B
4,950,000	Term Loan, 7.604%, maturing August 01, 2011			4,990,219
	La Paloma Generating Company	Ba3	BB-
218,579	Term Loan, 6.843%, maturing August 16, 2012			220,519
107,648	Term Loan, 6.729%, maturing August 16, 2012			108,604
1,351,636	Term Loan, 6.729%, maturing August 16, 2012			1,363,632
	La Paloma Generating Company	B2	B
1,000,000	Term Loan, 8.479%, maturing August 16, 2013			1,015,313
	LSP Gen Finance Co., LLC	Ba3	BB-
4,444,444	Term Loan, 6.843%, maturing May 04, 2013			4,465,742
	LSP-Kendall Energy, LLC	B1	B
9,899,019	Term Loan, 6.979%, maturing October 07, 2013			9,890,773
	NRG Energy, Inc.	Ba2	BB-
6,000,000	Term Loan, 6.979%,
	maturing February 01, 2013			6,031,404
24,575,269	Term Loan, 6.820%,
	maturing February 01, 2013			24,705,125
	Pike Electric, Inc.	Ba3	BB
2,380,147	Term Loan, 6.563%, maturing July 01, 2012			2,384,610
1,430,123	Term Loan, 6.625%,
	maturing December 10, 2012			1,432,804
	Plum Point Energy Associates, LLC	B1	B
1,198,857	Term Loan, 8.167%, maturing March 14, 2014			1,213,343
3,401,143	Term Loan, 8.343%, maturing March 14, 2014			3,442,239
	Primary Energy Finance, LLC	Ba2	BB-
2,736,250	Term Loan, 6.979%, maturing August 24, 2012			2,756,772

See Accompanying Notes to Financial Statements

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Utilities: (continued)
	Riverside Energy Center, LLC	B1	B
$244,856	Term Loan, 9.376%, maturing June 24, 2010			$252,814
3,079,877	Term Loan, 9.376%, maturing June 24, 2011			3,179,973
2,130,920	Term Loan, 9.376%, maturing June 24, 2011			2,200,175
	Thermal North America, Inc.	Ba3	BB-
1,000,000	Term Loan, 6.780%, maturing October 12, 2013			1,003,125
1,493,927	Term Loan, 6.730%, maturing October 12, 2013			1,498,596
	Wolf Hollow I, L.P.	B1	BB-
1,800,000	Term Loan, 7.331%, maturing June 22, 2012			1,820,250
450,000	Term Loan, 7.330%-7.331%,
	maturing June 22, 2012			454,922
2,222,290	Term Loan, 7.185%, maturing June 22, 2012			2,247,291
				84,992,741
	Total Senior Loans
	(Cost $2,080,263,240)			2,092,230,732

Other Corporate Debt: 0.4%

Automobile
	Avis Budget Car Rental	Ba3	BB-
750,000	Unsecured Floating Rate Note, 7.576%,
	maturing May 15, 2014			761,250
	Navistar International Corporation	B1	BB-
4,091,000	Unsecured Term Loan, 10.014%,
	maturing February 28, 2009			4,111,455
	Total Other Corporate Debt
	(Cost $5,950,000)			4,872,705

Equities and Other Assets: 1.7%

	Description	Value
(1), (@) , (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	186,961
(2), (@) , (R)	AM Cosmetics Corporation (Liquidation Interest)	25
(@) , (R)	Block Vision Holdings Corporation (571 Common Shares)	—
(2), (@) , (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	—
(2), (@) , (R)	Cedar Chemical (Liquidation Interest)	—
(@) , (R)	Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)	—
(@) , (R)	Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	—
(@) , (R)	Decision One Corporation (1,402,038 Common Shares)	145,812
(2), (@) , (R)	Electro Mechanical Solutions (Residual Interest in Bankruptcy Estate)	1,112
(@) , (R)	Enginen Realty (857 Common Shares)	—
(2), (@) , (R)	Enterprise Profit Solutions (Liquidation Interest)	141,398
(@) , (R)	EquityCo, LLC (Warrants for 28,782 Common Shares)	—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

	Description		Value
(4), (@) , (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)		$305,999
(@) , (R)	Galey & Lord, Inc. (203,345 Common Shares)		—
(@) , (R)	Gate Gourmet Borrower, LLC (Warrants for 101 Common Shares)		—
(@) , (R)	Gemini Leasing, Inc. (143,079 common shares)		—
(2), (@) , (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)		54,523
(@)	Hayes Lemmerz International, Inc. (73,835 Common Shares)		189,018
(@)	Hayes Lemmerz International, Inc. (246 Preferred Shares)		—
(2), (@) , (R)	Humphreys, Inc. (Residual Interest in Bankruptcy Estate)		—
(2), (@) , (R)	Imperial Home Décor Group, Inc. (Liquidation Interest)		—
(2), (@) , (R)	Insilco Technologies (Residual Interest in Bankruptcy Estate)		2,619
(2), (@) , (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)		100
(2), (@) , (R)	Kevco, Inc. (Residual Interest in Bankruptcy Estate)		50
(2), (@) , (R)	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)		—
(@) , (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 24, 2015)		—
(@) , (R)	London Clubs International (Warrants for 241,499 Common Shares, Expires February 27, 2011)		353,975
(@) , (R)	Morris Material Handling, Inc. (48,137 Common Shares)		3,128,925
(@), (R)	Neoplan USA Corporation (17,348 Common Shares)		—
(@), (R)	Neoplan USA Corporation (1,814,180 Series B Preferred Shares)		—
(@), (R)	Neoplan USA Corporation (1,084,000 Series C Preferred Shares)		—
(@), (R)	Neoplan USA Corporation (3,524,300 Series D Preferred Shares)		—
(2), (@) , (R)	New Piper Aircraft, Inc. (Residual Interest in Litigation Proceeds)		—
(@) , (R)	New World Restaurant Group, Inc. (Warrants for 4,489 Common Shares, Expires June 19, 2006)		61,589
(@), (R)	Norwood Promotional Products, Inc. (72,238 Common Shares)		—
(@) , (R)	Safelite Glass Corporation (810,050 Common Shares)		13,778,511
(@) , (R)	Safelite Realty Corporation (54,679 Common Shares)		317,922
(1), (@) , (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(1), (@) , (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)		—
(2), (@) , (R)	U.S. Aggregates (Residual Interest in Bankruptcy Estate)		—
(2), (@) , (R)	U.S. Office Products Company (Residual Interest in Bankruptcy Estate)		—
(@)	USA Mobility		371,409
	Total for Equity and Other Assets
	(Cost $9,635,899)		19,039,948
	Total Investments
	(Cost $2,095,849,139)	193.4%	2,116,143,385
	Other Assets and Liabilites - Net	(93.4)	(1,022,196,116)
	Net Assets	100.0%	1,093,947,269

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

*

Senior loans, while exempt from registration under the Securites Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Bank Loans rated below Baa3 by Moody’s Investor Services, Inc. or BBB- by Standard & Poor’s Group are considered to be below investment grade.
NR	Not Rated
(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Loan is on non-accrual basis.
(4)	The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5)	Trade pending settlement. Contract rates do not take effect until settlement date.
(@)	Non-income producing security.
(R)	Restricted security.
**	For Federal Income Tax purposes cost of investments is $2,095,971,047.
Net unrealized appreciation consists of the following:
	Gross Unrealized Appreciation	$27,938,451
	Gross Unrealized Depreciation	(7,766,113)
	Net Unrealized Appreciation	$20,172,338

At May 31, 2006 the following forward foreign currency contracts were outstanding for the ING Prime Rate Trust:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Depreciation
Euro			USD
EUR 1,350,000	Sell	06/15/06	1,725,651	1,732,388	$(6,737)
Euro			USD
EUR 1,800,000	Sell	07/14/06	2,305,044	2,316,391	(11,347)
Euro			USD
EUR 1,350,000	Sell	08/15/06	1,732,252	1,740,897	(8,645)
					$(26,729)

See Accompanying Notes to Financial Statements

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	December 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	December 21, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	December 21, 2006